1933 Act
                                                                     Rule 497(j)

May 7, 2004                                                            VIA EDGAR
                                                                       ---------



Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549


RE:      PHL Variable Accumulation Account
         PHL Variable Insurance Company
         Registration Nos. 333-48140 and 811-08914


To the Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus and Statement of Additional Information do not materially differ from that contained in the Registrant's most recent registration statement filed electronically on Form N-4 pursuant to Rule 485(b) on April 30, 2004.

If you have any questions concerning this filing, please call the undersigned at
(860) 403-5246.

Very truly yours,

/s/ Matthew A. Swendiman
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Matthew A. Swendiman, Counsel